Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

The following table contains quarterly financial information for 2016 and 2015. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share data)
2016
Research and development expenses	28,002	27,695	28,247	25,621
General and administrative expenses	6,452	8,138	6,448	11,014
Restructuring expenses	—	—	809	4,901
Net loss from continuing operations	(37,715)	(51,633)	(26,845)	(40,091)
Income from discontinued operations, net of tax	(943)	675	(3,430)	6,464
Net loss	(38,658)	(50,958)	(30,275)	(33,627)
Net loss attributable to Merrimack Pharmaceuticals, Inc.	(38,473)	(50,750)	(30,068)	(32,449)
Basic and dilutive net income (loss) per common share
Net loss from continuing operations	(3.23)	(4.07)	(2.06)	(2.93)
Net income (loss) from discontinued operations, net of tax	(0.08)	0.05	(0.27)	0.43
Net loss per share	(3.31)	(4.02)	(2.33)	(2.50)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share data)
2015
Research and development expenses	26,435	26,479	29,944	38,175
General and administrative expenses	4,712	5,824	5,989	7,523
Net loss from continuing operations	(35,553)	(25,426)	(40,040)	(50,600)
Income from discontinued operations, net of tax	1,121	2,525	(2,346)	2,532
Net loss	(34,432)	(22,901)	(42,386)	(48,068)
Net loss attributable to Merrimack Pharmaceuticals, Inc.	(34,759)	(22,778)	(42,594)	(47,826)
Basic and dilutive net income (loss) per common share
Net loss from continuing operations	(3.35)	(2.30)	(3.58)	(4.38)
Net income (loss) from discontinued operations, net of tax	0.10	0.23	(0.21)	0.22
Net loss per share	(3.24)	(2.07)	(3.79)	(4.16)